Cash Flow Information	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Cash Flow Information

24 Cash Flow Information

(a)	Reconciliation of result for the year to cashflows from operating activities

Reconciliation of net income to net cash provided by operating activities:

Reconciliation of net income to net cash provided by operating activities:

(Loss) Profit for the year	(1,462,610)	(21,230,681)	1,844,970
Non-cash flows in profit:
– gain on forgiveness of payables	-	(670,782)	-
– depreciation	447,505	498,566	571,899
– amortization of debt discount	272,209	-	-
– Recapitalization expense	-	16,301,915	-
– interest	991,614	-	-
– change in fair value of warrants	(42,872)	(141,874)	-
– exchange rate effect	(1,388)	-	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(1,413,688)	(32,848)	(884,401)
– (increase)/decrease in prepayment of seed purchase/other prepayments	371,816	3,672,697	(2,593,941)
– (increase)/decrease in other assets	(739,305)	351,485	(1,174,503)
– (increase)/decrease in inventories	304,509	(5,181,691)	112,917
–increase/(decrease) in trade and other payables (1)	2,288,946	3,742,915	2,778,396
– increase/(decrease) in provisions	(50,225)	505,368	34,459
Cash flows from operations provided by/(used in)	966,511	(2,184,930)	689,796

(1)	Included in this balance is a non-cash amount related to recapitalization costs of $5,163,951 for FY 2024

Non-cash investing and financing activities were as follows:

	2025	2024	2023
Acquisition of ROU assets and lease liabilities		-	275,953
Purchases of property, plant and equipment in trade payables		877,967	64,011
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC		5,938,467	-
Promissory note – related party assumed upon closing of the merger with EDOC		1,216,928	-
Conversion of related party loan to equity	4,998,512
Conversion of convertible note to equity	230,236